GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2013	Oct. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sale of Stock [Line Items]
Cash consideration for acquisitions				$ 4,295
Appixia and OpenRest [Member]
Sale of Stock [Line Items]
Cash consideration for acquisitions		$ 4,295
IPO [Member]
Sale of Stock [Line Items]
Proceeds from stock issuance, IPO	$ 93,564
Issuance of ordinary shares in IPO, net, shares	5,712,446
Sale of stock, price per share	$ 16.50
Issuance of additional number of ordinary Shares	613,340
Underwriting discounts and commissions	$ 7,306
Other offering expense	$ 3,506